Derivatives (Realized and Unrealized Gains (Losses) with Respect to HFT Derivatives) (Details) - Designated as Hedging Instrument [Member] - Held for Trading Hedge [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 420	$ 59
Power swaps and physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	2	0
Power swaps and physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	7	(1)
Natural gas swaps, futures, forwards, physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	10	(7)
Natural gas swaps, futures, forwards, physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	401	69
Foreign Exchange Option [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 0	$ (2)